Leases - Summary of Supplemental Information Related to Operating Lease (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Supplemental Information Related to Operating Lease transactions [Line Items]
Lease liability payments	$ 79,495	$ 79,028
Lease assets obtained in exchange for liabilities	$ 15,115	$ 14,580
Weighted average remaining lease term — Operating leases	5 years 10 months 24 days	6 years 4 months 24 days
Weighted average discount rate — Operating leases	3.50%	3.70%